UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2005

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  2 Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 11/11/05
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 128
Form 13F Information Table Value Total: $ 449,060 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM                             582 20632.00 SH       SOLE                                   20632.00
ADVISORY BOARD                 COM              00762w107      547 10530.00 SH       SOLE                                   10530.00
AFLAC INC                      COM              001055102    13234 292145.69SH       SOLE                                  292145.69
AIRGAS INC                     COM              009363102      902 30455.00 SH       SOLE                                   30455.00
ALCON INC                      COM              H01301102     9176 71760.00 SH       SOLE                                   71760.00
ALLIANT TECHSYSTEMS INC        COM              018804104      862 11550.00 SH       SOLE                                   11550.00
AMCOL INTL CORP                COM              02341w103      470 24650.00 SH       SOLE                                   24650.00
AMERICAN EXPRESS               COM              025816109    10598 184506.05SH       SOLE                                  184506.05
AMERICAN HEALTHWAYS            COM              02649v104      625 14750.00 SH       SOLE                                   14750.00
AMERICAN INTERNATIONAL GROUP I COM              026874107     3736 60300.00 SH       SOLE                                   60300.00
AMERUS GROUP CO                COM              03072m108     1026 17900.00 SH       SOLE                                   17900.00
AMGEN                          COM              031162100    14382 180531.00SH       SOLE                                  180531.00
AMPHENOL CORP NEW-CL A         CL A             032095101     1148 28470.00 SH       SOLE                                   28470.00
AMSURG CORP                    COM              03232p405      504 18450.00 SH       SOLE                                   18450.00
APACHE CORP                    COM              037411105     9337 124140.39SH       SOLE                                  124140.39
ARCH COAL                      COM              039380100     1369 20290.00 SH       SOLE                                   20290.00
AVIALL INC NEW                 COM              05366b102      505 14975.00 SH       SOLE                                   14975.00
AVID TECHNOLOGY                COM              05367p100      370  8950.00 SH       SOLE                                    8950.00
BAKER HUGHES INC               COM              057224107     1497 25087.00 SH       SOLE                                   25087.00
BJ SERVICES CO                 COM              055482103     1477 41060.00 SH       SOLE                                   41060.00
BLUEGREEN CORP                 COM              096231105      611 34650.00 SH       SOLE                                   34650.00
BROOKLINE BANCORP INC.         COM              11373m107      598 37805.00 SH       SOLE                                   37805.00
CACI INTERNATIONAL INC-CL A    CL A             127190304     1817 29990.00 SH       SOLE                                   29990.00
CANADIAN NATURAL RESOURCES LTD COM              136385101      678 15010.00 SH       SOLE                                   15010.00
CAREMARK RX INC                COM              141705103    15162 303673.00SH       SOLE                                  303673.00
CDW CORP                       COM              12512N105     7671 130207.72SH       SOLE                                  130207.72
CHARLES RIVER LABORATORIES INT COM              159864107      880 20180.00 SH       SOLE                                   20180.00
CHARTER MUNI MORTGAGE ACCEPTAN COM              160908109      418 20400.00 SH       SOLE                                   20400.00
CHEVRONTEXACO CORP             COM              166764100     2032 31395.51 SH       SOLE                                   31395.51
CHICAGO MERCANTILE EXCHANGE HO COM              167760107      883  2620.00 SH       SOLE                                    2620.00
CHOICE HOTELS INTERNATIONAL IN COM              169905106      385  5970.00 SH       SOLE                                    5970.00
CIMAREX ENERGY CO              COM              171798101      888 19600.00 SH       SOLE                                   19600.00
CISCO SYSTEMS INC              COM              17275R102     8185 456795.00SH       SOLE                                  456795.00
CITIGROUP INC                  COM              172967101    10449 229559.64SH       SOLE                                  229559.64
CITRIX SYSTEMS INC             COM              177376100      842 33515.00 SH       SOLE                                   33515.00
CITY NATIONAL CORP             COM              178566105     8269 117983.37SH       SOLE                                  117983.37
COGNEX CORP                    COM              192422103      970 32290.00 SH       SOLE                                   32290.00
COGNIZANT TECH SOLUTIONS       COM              192446102     1261 27085.00 SH       SOLE                                   27085.00
COGNOS INC                     COM              19244c109     6863 176295.00SH       SOLE                                  176295.00
COMCAST CORP NEW CL A          CL A             20030N101     7946 270457.66SH       SOLE                                  270457.66
COMCAST CORP SPECIAL           COM              20030n200     3240 112580.00SH       SOLE                                  112580.00
COMMUNITY HEALTH SERVICES      COM              203668108      850 21925.00 SH       SOLE                                   21925.00
CONSTELLATION BRANDS INC CL A  CL A             21036P108     1210 46575.00 SH       SOLE                                   46575.00
CORPORATE EXECUTIVE BOARD CO   COM              21988R102      914 11725.00 SH       SOLE                                   11725.00
CVS CORP                       COM              126650100    12423 428236.65SH       SOLE                                  428236.65
DAVITA INC                     COM              23918k108      974 21160.00 SH       SOLE                                   21160.00
DELL INC                       COM              24702R101     4365 127640.00SH       SOLE                                  127640.00
DONALDSON CO INC               COM              257651109      794 26020.00 SH       SOLE                                   26020.00
EDO CORP                       COM              281347104      456 15200.00 SH       SOLE                                   15200.00
EURONET WORLDWIDE              COM              298736109      356 12050.00 SH       SOLE                                   12050.00
EXPRESS SCRIPTS INC            COM              302182100     1247 20060.00 SH       SOLE                                   20060.00
EXXON MOBIL CORP               COM              30231G102    12746 200600.25SH       SOLE                                  200600.25
FIDELITY BANKSHARES            COM              31604q107      465 15224.00 SH       SOLE                                   15224.00
FIRST CASH FINL SVCS INC       COM              31942D107      716 27225.00 SH       SOLE                                   27225.00
FIRST MARBLEHEAD CORP COM      COM              320771108      543 21415.00 SH       SOLE                                   21415.00
FLORIDA ROCK INDS INC          COM              341140101     1197 18685.00 SH       SOLE                                   18685.00
FORTUNE BRANDS INC             COM              349631101    11923 146608.74SH       SOLE                                  146608.74
GENERAL ELECTRIC CO            COM              369604103    11418 339133.19SH       SOLE                                  339133.19
GEVITY HR INC                  COM              374393106      910 33425.00 SH       SOLE                                   33425.00
GOLD STAR INTERNATIONAL INC    COM              380746107        0 100000.00SH       SOLE                                  100000.00
GUITAR CENTER INC              COM              402040109     1280 23185.00 SH       SOLE                                   23185.00
HCC INSURANCE HOLDINGS INC     COM              404132102     3598 126127.00SH       SOLE                                  126127.00
HENRY SCHEIN INC               COM              806407102      907 21300.00 SH       SOLE                                   21300.00
HOSPIRA INC                    COM              441060100     1274 31105.00 SH       SOLE                                   31105.00
HYDRIL                         COM              448774109      669  9750.00 SH       SOLE                                    9750.00
IBM                            COM              459200101     6964 86816.38 SH       SOLE                                   86816.38
INTEL CORP                     COM              458140100      206  8376.44 SH       SOLE                                    8376.44
IRON MTN INC                   COM              462846106      918 25025.00 SH       SOLE                                   25025.00
ITT INDUSTRIES INC             COM              450911102    15183 133661.24SH       SOLE                                  133661.24
JOHNSON & JOHNSON              COM              478160104    11395 180080.08SH       SOLE                                  180080.08
KENSEY NASH CORP               COM              490057106      561 18325.00 SH       SOLE                                   18325.00
KERZNER INTERNATIONAL          COM              p6065y107      420  7575.00 SH       SOLE                                    7575.00
KINDER MORGAN INC              COM              49455p101    14785 153763.01SH       SOLE                                  153763.01
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    10322 130546.44SH       SOLE                                  130546.44
LAUREATE EDUCATION             COM              518613104    10601 216495.00SH       SOLE                                  216495.00
LUFKIN INDUSTRIES INC          COM              549764108      427  9825.00 SH       SOLE                                    9825.00
MEDICIS PHARMACEUTICAL CORP CL CL A             584690309      851 26140.00 SH       SOLE                                   26140.00
MICHAELS STORES INC            COM              594087108      850 25725.00 SH       SOLE                                   25725.00
MICROCHIP TECHNOLOGY INC       COM              595017104      797 26485.00 SH       SOLE                                   26485.00
MICROSOFT CORP                 COM              594918104     7711 299717.96SH       SOLE                                  299717.96
MOHAWK INDUSTRIES INC          COM              608190104     1208 15055.00 SH       SOLE                                   15055.00
NATURAL RESOURCE PRTNRS        COM              63900p103      495  7950.00 SH       SOLE                                    7950.00
NAUTILUS GROUP INC             COM              63910B102      444 20150.00 SH       SOLE                                   20150.00
NEWFIELD EXPLORATION CO.       COM              651290108     1268 25840.00 SH       SOLE                                   25840.00
NUCO2                          COM              629428103      806 31325.00 SH       SOLE                                   31325.00
OCCIDENTAL PETE CORP           COM              674599105     8233 96376.15 SH       SOLE                                   96376.15
PACKETEER INC                  COM              695210104      487 38875.00 SH       SOLE                                   38875.00
PARK ELECTROCHEMICAL CORP      COM              700416209      367 13807.00 SH       SOLE                                   13807.00
PATTERSON-UTI ENERGY           COM              703481101      890 24681.00 SH       SOLE                                   24681.00
PENTAIR INC                    COM              709631105      852 23360.00 SH       SOLE                                   23360.00
PEPSICO INC                    COM              713448108    12947 228309.95SH       SOLE                                  228309.95
PHELPS DODGE CORP              COM              717265102     1121  8630.00 SH       SOLE                                    8630.00
PRAXAIR INC                    COM              74005P104    13531 282322.61SH       SOLE                                  282322.61
PROCTER & GAMBLE CO            COM              742718109      611 10285.19 SH       SOLE                                   10285.19
PULTE HOMES INC                COM              745867101      861 20075.00 SH       SOLE                                   20075.00
QUAKER CHEMICAL CORP           COM              747316107      292 16835.00 SH       SOLE                                   16835.00
QUEST SOFTWARE INC             COM              74834t103      306 20325.00 SH       SOLE                                   20325.00
ROBERT HALF INTERNATIONAL INC  COM              770323103     1209 33980.00 SH       SOLE                                   33980.00
ROCKWELL COLLINS INC           COM              774341101     1433 29670.00 SH       SOLE                                   29670.00
ROYAL DUTCH SHELL ADR CL A     SPONS ADR A      780259206      320  4876.00 SH       SOLE                                    4876.00
SCHLUMBERGER LTD               COM              806857108     8184 96995.04 SH       SOLE                                   96995.04
SCHOOL SPECIALTY INC           COM              807863105      452  9275.00 SH       SOLE                                    9275.00
SCP POOL                       COM              784028102      852 24400.00 SH       SOLE                                   24400.00
SEAGATE TECH                   COM              g7945j104      933 58890.00 SH       SOLE                                   58890.00
SIERRA HEALTH SVCS             COM              826322109      507  7375.00 SH       SOLE                                    7375.00
STAPLES INC                    COM              855030102    12439 583458.00SH       SOLE                                  583458.00
SUPERVALU INC                  COM              868536103     1055 33910.00 SH       SOLE                                   33910.00
SYSCO CORP                     COM              871829107      390 12460.00 SH       SOLE                                   12460.00
T ROWE PRICE GROUP INC         COM              74144t108    12824 196391.60SH       SOLE                                  196391.60
TEEKAY SHIPPING                COM              y8564w103      281  6535.00 SH       SOLE                                    6535.00
TEVA PHARM INDS LTD            COM              881624209    12280 367459.70SH       SOLE                                  367459.70
TEXAS INSTRUMENTS INC          COM              882508104     9508 280486.60SH       SOLE                                  280486.60
THE CATO CORPORATION CLASS A   Cl A             149205106      441 22160.00 SH       SOLE                                   22160.00
TRANSOCEAN INC.                COM              G90078109     1140 18595.00 SH       SOLE                                   18595.00
UCBH HOLDINGS INC              COM              90262T308     1778 97024.09 SH       SOLE                                   97024.09
USANA HEALTH SCIENCES          COM              90328m107      558 11700.00 SH       SOLE                                   11700.00
VCA ANTECH INC                 COM              918194101      785 30790.00 SH       SOLE                                   30790.00
WAL-MART                       COM              931142103     5267 120199.71SH       SOLE                                  120199.71
WELLCHOICE INC                 COM              949475107     1185 15625.00 SH       SOLE                                   15625.00
WELLPOINT HEALTH NETWORKS INC  COM              94973v107    15270 201400.00SH       SOLE                                  201400.00
ASIA PACIFIC FUND              COM              044901106      226    14000 SH       SOLE                                      14000
EUROPE FUND INC                COM              29874M103      277    23923 SH       SOLE                                      23923
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861     3057    37961 SH       SOLE                                      37961
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      751     7290 SH       SOLE                                       7290
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     3597    61917 SH       SOLE                                      61917
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106     1038    70563 SH       SOLE                                      70563
STREETTRACKS DJ LARGE GROWTH   DJ LRG CAP GRW   86330E109      271     5681 SH       SOLE                                       5681
STREETTRACKS DJ LARGE VALUE    DJ LRG CAP VAL   86330E208      346     4990 SH       SOLE                                       4990